Related parties - Compensations for Key Managament Personnel (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Related Party [Abstract]
Short-term employee benefits	¥ 291	¥ 66	¥ 83